Summary of Significant Accounting Policies - Schedule of Revenues from Contracts with Customers (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Revenues from Contracts with Customers [Line Items]
Revenues from contracts with customers	$ 2,867,430	$ 6,400,468	$ 9,002,365
Commission on futures broking earned from Hong Kong Exchange [Member]
Schedule of Revenues from Contracts with Customers [Line Items]
Revenues from contracts with customers	286,507	683,186	718,166
Commission on futures broking from overseas Exchanges [Member]
Schedule of Revenues from Contracts with Customers [Line Items]
Revenues from contracts with customers	1,543,734	2,709,667	3,593,909
Futures brokerage commissions [Member]
Schedule of Revenues from Contracts with Customers [Line Items]
Revenues from contracts with customers	1,830,241	3,392,853	4,312,075
Trading solution service revenues [Member]
Schedule of Revenues from Contracts with Customers [Line Items]
Revenues from contracts with customers	805,833	2,728,732	4,396,207
Other service revenues [Member]
Schedule of Revenues from Contracts with Customers [Line Items]
Revenues from contracts with customers	$ 231,356	$ 278,883	$ 294,083